SUBSEQUENT EVENTS	9 Months Ended
Sep. 30, 2021
SUBSEQUENT EVENTS

14. SUBSEQUENT EVENTS

(a)	On November 24, 2021, the Company held its Annual General and Special Meeting of shareholders of the Company. The shareholders ratified and approved the number of directors at six (6) and re-elected Charles Riopel, Douglas Ford, Christopher Messina, Keith Morrison, Zhen Janet Huang and John Hick as directors of the Company for the ensuing year. In addition, shareholders approved the incentive stock options granted to NAN Chief Executive Officer, Keith Morrison, to purchase 4,993,972 common shares in the capital of the Company. All of the options are exercisable for a period of five years at an exercise price of $0.40 per share.
(b)	The Company has issued 1,025,921 common shares pursuant to the exercise of warrants at $0.25 per share.
(c)	The Company has issued 3,495,535 common shares pursuant to the exercise of warrants at $0.09 per share.
(d)	The Company has issued 150,000 common shares pursuant to the exercise of stock options at $0.16 per share.